Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Trade and other current payables [abstract]
Payable to equipment suppliers	$ 1,282,516		$ 1,506,821	$ 1,196,181	$ 1,405,931
Salaries and bonuses payable	815,626		1,048,883
Payable for maintenance expense	165,788		175,131
Payable for Utilities	159,333		157,442
Payable for insurance	142,855		140,084
Employees' and directors' compensation payable	66,845		193,720
Business tax payable	57,622		0
Other expense payable	675,170		691,523
Other payables	$ 3,365,755	$ 107,292	$ 3,913,604